Average Annual Total Returns - Delaware Mid Cap Value Fund	Russell Midcap Value Index 1 year	Russell Midcap Value Index 5 years	Russell Midcap Value Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Class R 1 year	Class R 5 years	Class R 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years or lifetime
Total	(28.34%)	11.22%	13.44%	23.61%	9.37%	11.16%	23.14%	8.97%	8.58%	14.29%	7.32%	8.15%	28.97%	9.81%	10.96%	30.62%	10.38%	11.51%	31.25%	10.93%	12.08%